UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04700
                                                     ---------

                          The Gabelli Equity Trust Inc.
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                                                                          [LOGO]
                                                                     THE GABELLI
                                                               EQUITY TRUST INC.

                          THE GABELLI EQUITY TRUST INC.

                              Third Quarter Report
                               September 30, 2007

TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The Gabelli Equity Trust's (the "Fund") total return was 2.05% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrial Average rose 2.33% and 4.18%, respectively. The Fund's NAV increased 26.97% for the past twelve months, outperforming the benchmark S&P 500 Index for this period, as well as all of the longer intervals shown in the comparative results table below. The Fund's market price on September 30, 2007 was $9.53, which equates to a 1.35% discount to its NAV of $9.66 at the end of the quarter. The Fund's market price, adjusted for distributions, declined (1.12)% during the third quarter and was up 24.21% for the twelve month period ended September 30, 2007.

      Enclosed is the investment portfolio as of September 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (a)

                                                                                                           Since
                                                                                                         Inception
                                      Quarter   1 Year   3 Year   5 Year   10 Year   15 Year   20 Year   (08/21/86)
                                      -------   ------   ------   ------   -------   -------   -------   ----------
GABELLI EQUITY TRUST
   NAV TOTAL RETURN (b) ...........     2.05%   26.97%   21.51%   23.72%    11.05%    12.75%    11.94%     12.70%
   INVESTMENT TOTAL RETURN (c) ....    (1.12)   24.21    17.72    18.10     11.08     12.61     12.72      12.20
S&P 500 Index .....................     2.33    16.78    13.24    15.51      6.60     11.12     10.59      11.46(d)
Dow Jones Industrial Average ......     4.18    21.62    13.90    15.45      7.89     12.55     11.55      12.77(d)
Nasdaq Composite Index ............     3.77    19.62    12.51    18.18      4.83     10.76      9.45       9.72

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, ADJUSTMENTS FOR RIGHTS OFFERINGS, SPIN-OFFS, AND TAXES PAID ON UNDISTRIBUTED LONG-TERM CAPITAL GAINS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $9.34.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS, SPIN-OFFS, AND TAXES PAID ON UNDISTRIBUTED LONG-TERM CAPITAL GAINS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $10.00.

(d) FROM AUGUST 31, 1986, THE DATE CLOSEST TO THE FUND'S INCEPTION DATE FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                          THE GABELLI EQUITY TRUST INC.
                                PORTFOLIO CHANGES
                  QUARTER ENDED SEPTEMBER 30, 2007 (UNAUDITED)

                                                                   OWNERSHIP AT
                                                                  SEPTEMBER 30,
                                                      SHARES           2007
                                                   -----------    -------------
NET PURCHASES
COMMON STOCKS
ABG Sundal Collier ASA .........................        62,000        62,000
Advanced Medical Optics Inc. ...................        45,000       100,000
Alcan Inc. .....................................        70,000        70,000
Alltel Corp. ...................................         5,000        10,000
Alpharma Inc., Cl. A ...........................         1,000         7,000
Alcoa Inc. .....................................         2,000        22,000
Anglo American plc (a) .........................        30,030        30,030
Aquila Inc. ....................................       400,000       800,000
Argo Group International
   Holdings Ltd. (b) ...........................        19,452        19,452
AXA Asia Pacific Holdings Ltd. .................       158,600       158,600
BCE Inc. .......................................         5,000       255,000
BERU AG ........................................         1,000         1,000
Boston Scientific Corp. ........................       150,000       150,000
BP plc .........................................        90,000        90,000
China Mobile Ltd. ..............................        65,000        65,000
China Petroleum & Chemical Corp.,
   Cl. H .......................................       770,000       770,000
ChoicePoint Inc. ...............................        20,000        20,000
Citigroup Inc. .................................        10,000       310,000
Clear Channel Outdoor Holdings Inc.,
   Cl. A .......................................         1,300       101,300
Constellation Brands Inc., Cl. A ...............         8,400        14,400
Covidien Ltd. (c) ..............................        45,000        45,000
Dade Behring Holdings Inc. .....................       195,000       200,000
Discovery Holding Co., Cl. A ...................        49,000       269,000
Dow Jones & Co. Inc. ...........................        42,500       100,000
Flowers Foods Inc. (d) .........................        35,000       105,000
FMC Corp. (e) ..................................         2,000         4,000
Fortress Investment Group LLC,
   Cl. A .......................................         2,000         5,000
Guangzhou R&F Properties Co. Ltd.,
   Cl. H .......................................       140,000       140,000
Home Inns & Hotels
   Management Inc., ADR ........................        15,000        20,000
ITO EN Ltd., Preference (f) ....................        60,000        60,000
Jarden Corp. ...................................         2,000         2,000
Jardine Matheson Holdings Ltd. .................        12,000        57,000
Johnson & Johnson ..............................        20,000        20,000
Legg Mason Inc. ................................        22,000        42,000
Lenox Group Inc. ...............................         3,000        45,000
Macy's Inc. ....................................        20,000        20,000
Marsh & McLennan Companies Inc. ................        10,000       265,000

                                                                   OWNERSHIP AT
                                                                  SEPTEMBER 30,
                                                      SHARES           2007
                                                   -----------    -------------
Meiji Seika Kaisha Ltd. ........................        10,000        10,000
Morinaga Milk Industry Co. Ltd. ................        10,000        70,000
Nestle SA ......................................         2,500         5,000
Nissin Food Products Co. Ltd. ..................       100,000       300,000
Petroleo Brasileiro SA, ADR (e) ................        11,000        27,000
Pinnacle Entertainment Inc. ....................         3,000        43,000
Schroders plc ..................................        25,000        25,000
Shaw Communications Inc., Cl. B,
   New York (e) ................................        80,000       160,000
Shaw Communications Inc., Cl. B,
Toronto (e) ....................................        20,000        40,000
Standard Motor Products Inc. ...................        20,000       175,000
Synthes Inc. ...................................         1,000        12,500
Tenaris SA, ADR ................................        20,000        70,000
Tesco plc ......................................        35,000       100,000
The Bank Of New York
   Mellon Corp. (h) ............................       146,038       146,038
The Blackstone Group LP ........................         1,900         2,000
The DIRECTV Group Inc. .........................       140,000       150,000
The Fairchild Corp., Cl. A .....................        10,000       220,000
The Great Atlantic &
   Pacific Tea Co. Inc. ........................        30,000        30,000
The Manitowoc Co. Inc. (e) .....................         2,000         4,000
The New York Times Co., Cl. A ..................         5,000        55,000
The Swatch Group AG ............................        30,000        37,500
Tokyo Broadcasting System Inc. .................        20,000        90,000
TXU Corp. ......................................        22,200       245,000
Tyco Electronics Ltd. (c) ......................        62,000        62,000
Tyco International Ltd. (c) ....................        98,900       160,000
Whole Foods Market Inc. ........................        10,000        10,000
Yahoo! Inc. ....................................         5,000       165,000
Yahoo! Japan Corp. .............................         2,000         2,000
YAKULT HONSHA Co. Ltd. .........................        15,000       550,000

NET SALES
COMMON STOCKS
Acuity Brands Inc. .............................        (2,000)       20,000
Altadis SA .....................................        (5,000)       20,000
Amano Corp. ....................................       (55,000)           --
Ameriprise Financial Inc. ......................       (55,000)       10,000
Anglo American plc (a) .........................       (33,000)           --
aQuantive Inc. (i) .............................       (50,000)           --
Argonaut Group Inc. (b) ........................       (30,000)           --
Bank of Ireland ................................       (75,000)           --
Barclays plc ...................................       (90,000)           --

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                         PORTFOLIO CHANGES (CONTINUED)
                  QUARTER ENDED SEPTEMBER 30, 2007 (UNAUDITED)

                                                                   OWNERSHIP AT
                                                                  SEPTEMBER 30,
                                                      SHARES           2007
                                                   -----------    -------------
NET SALES (CONTINUED)
COMMON STOCKS (CONTINUED)
Bayer AG .......................................        (2,000)        24,000
Berkshire Hathaway Inc. Cl. A ..................            (2)           246
Biomet Inc. (j) ................................      (100,000)            --
Cablevision Systems Corp., Cl. A ...............       (20,000)     1,550,000
Coca-Cola Hellenic Bottling Co. SA .............        (2,000)        38,000
Colgate-Palmolive Co. ..........................       (10,000)            --
Comcast Corp., Cl. A ...........................       (10,000)        65,000
ConocoPhillips .................................        (5,000)       315,000
Cooper Industries Ltd., Cl. A ..................       (19,000)       247,000
Corn Products International Inc. ...............        (5,000)        55,000
Dana Corp. .....................................       (40,000)       230,000
Deutsche Bank AG, Germany ......................        (9,000)            --
Deutsche Bank AG ...............................        (1,000)       148,000
Donaldson Co. Inc. .............................        (5,100)       194,900
Duke Energy Corp. ..............................       (10,000)       230,000
El Paso Electric Co. ...........................        (5,000)       280,000
EMI Group plc (l) ..............................      (110,000)            --
Florida East Coast Industries Inc. (k) .........       (92,000)            --
Genuine Parts Co. ..............................        (5,000)       340,000
Greif Inc., Cl. A ..............................        (5,000)       215,000
H.J. Heinz Co. .................................        (5,000)       100,000
Harmony Gold Mining Co. Ltd. ...................       (20,000)        52,500
Hercules Inc. ..................................        (5,000)       165,000
Hilton Hotels Corp. ............................      (525,000)            --
ITT Corp. ......................................        (2,000)       253,000
Kellogg Co. ....................................        (3,000)       102,000
Ladbrokes plc ..................................       (50,000)     1,294,116
MasterCard Inc., Cl. A .........................        (8,000)       110,000
Mellon Financial Corp. (h) .....................       (80,000)            --
MGM Mirage .....................................       (96,000)        14,000
News Corp., Cl. A ..............................       (10,000)     1,570,000
Next plc .......................................        (3,000)        27,000
Nortel Networks Corp. ..........................        (5,000)       195,000
Pactiv Corp. ...................................        (2,000)       112,000
Partners Group .................................        (4,000)            --
PepsiAmericas Inc. .............................       (10,000)       540,000
Precision Castparts Corp. ......................       (10,000)       100,000
PRIMEDIA Inc. (g) ..............................      (318,334)        63,666
Qwest Communications
   International Inc. ..........................       (30,000)       540,000
Rinker Group Ltd., ADR (m) .....................      (120,000)            --
Rogers Communications Inc., Cl. B,
   New York ....................................       (15,000)       565,690

                                                                   OWNERSHIP AT
                                                                  SEPTEMBER 30,
                                                      SHARES           2007
                                                   -----------    -------------
Rollins Inc. ...................................       (10,000)       760,000
Rolls-Royce Group plc, Cl. B ...................   (71,040,000)            --
Sanofi-Aventis .................................        (2,000)        10,000
Sasol Ltd. .....................................       (13,000)            --
Skyline Corp. ..................................        (1,000)        20,000
Standard Chartered plc .........................        (5,000)        55,000
Telephone & Data Systems Inc. ..................        (4,000)       254,000
The Bank of New York Co. Inc. (h) ..............       (70,000)            --
The Home Depot Inc. ............................       (10,000)            --
The Lamson & Sessions Co. ......................        (2,000)        72,000
The Midland Co. ................................        (1,000)       188,000
The Walt Disney Co. ............................        (5,000)        75,000
Thomas & Betts Corp. ...........................       (65,000)       240,000
TI Automotive Ltd. (n) .........................       (27,000)            --
Total SA .......................................        (8,500)        24,128
Tyco International Ltd. (c) ....................      (300,000)            --
UBS AG .........................................       (15,000)        25,000
Viacom Inc., Cl. A .............................        (5,000)       365,000
Westpac Banking Corp. ..........................       (13,000)        50,000

----------
(a) Merger - 0.91 share of Anglo American plc (B1XZS82) for every 1 share of Anglo American plc (0490151)

(b) Merger - 0.6484 share of Argo Group International Holdings for every 1 share of Argonaut Group Inc.

(c) Spin-off - 0.25 share of Covidien Ltd. (G2552X108) and 0.25 share of Tyco Electronics Ltd. (G9144P105) for every share of Tyco International Ltd. (902124106) and a reverse 1 for 4 stock split of Tyco International Ltd. (G9143X208)

(d)   3 for 2 stock split

(e)   2 for 1 stock split

(f)   Spin-off - 0.3 share of Preferred share for every 1 Common share held.

(g)   Reverse Split - 1:6 and cusip change

(h) Merger - 0.9434 share of The Bank of New York Mellon Corp. for every share of The Bank of New York Co. Inc. and 1 share of The Bank of New York Mellon Corp. for every 1 share of Mellon Financial Corp.

(i)   Cash Merger - $66.50 for every 1 share

(j)   Tender Offer - $46.00 for every 1 share held

(k)   Cash Merger - $62.50 for every 1 share

(l)   Tender Offer - 2.65 British Pounds for every 1 share held

(m)   Tender Offer - $79.25 for every 1 share held

(n)   Tender Offer - $0.0113467 for every 1 share

               See accompanying notes to schedule of investments.

                         THE GABELLI EQUITY TRUST INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

              COMMON STOCKS -- 95.3%
              FOOD AND BEVERAGE -- 11.9%
     85,000   Ajinomoto Co. Inc. .............................   $    1,065,599
     40,000   Anheuser-Busch Companies Inc. ..................        1,999,600
     36,000   ARIAKE JAPAN Co. Ltd. ..........................          741,218
     24,000   Brown-Forman Corp., Cl. A ......................        1,872,000
    110,000   Cadbury Schweppes plc ..........................        1,276,087
    183,400   Cadbury Schweppes plc, ADR .....................        8,531,768
     72,000   Campbell Soup Co. ..............................        2,664,000
     32,000   Cermaq ASA .....................................          593,554
     40,000   China Mengniu Dairy Co. Ltd. ...................          174,174
     20,000   Coca-Cola Enterprises Inc. .....................          484,400
     38,000   Coca-Cola Hellenic Bottling Co. SA .............        2,194,527
     14,400   Constellation Brands Inc., Cl. A+ ..............          348,624
     55,000   Corn Products International Inc. ...............        2,522,850
    300,000   Davide Campari-Milano SpA ......................        3,080,038
     60,000   Del Monte Foods Co. ............................          630,000
     80,000   Diageo plc .....................................        1,757,918
    224,000   Diageo plc, ADR ................................       19,651,520
    105,000   Flowers Foods Inc. .............................        2,289,000
     99,000   Fomento Economico Mexicano
                 SAB de CV, ADR ..............................        3,702,600
    180,000   General Mills Inc. .............................       10,441,800
    380,000   Groupe Danone ..................................       29,910,593
  1,000,000   Grupo Bimbo SAB de CV, Cl. A ...................        5,577,194
    100,000   H.J. Heinz Co. .................................        4,620,000
     20,000   Hain Celestial Group Inc.+ .....................          642,600
     10,000   Heineken NV ....................................          656,219
    200,000   ITO EN Ltd. ....................................        4,875,288
     60,000   ITO EN Ltd., Preference+ .......................        1,193,575
    102,000   Kellogg Co. ....................................        5,712,000
     75,000   Kerry Group plc, Cl. A .........................        2,212,957
    215,000   Kraft Foods Inc., Cl. A ........................        7,419,650
     12,100   LVMH Moet Hennessy
                 Louis Vuitton SA ............................        1,450,537
    950,000   Marine Harvest+ ................................        1,208,811
     10,000   Meiji Seika Kaisha Ltd. ........................           50,320
     70,000   Morinaga Milk Industry Co. Ltd. ................          280,329
      5,000   Nestle SA ......................................        2,246,081
    300,000   Nissin Food Products Co. Ltd. ..................       10,708,223
    540,000   PepsiAmericas Inc. .............................       17,517,600
    350,000   PepsiCo Inc. ...................................       25,641,000
      8,100   Pernod-Ricard SA ...............................        1,767,518
     68,200   Ralcorp Holdings Inc.+ .........................        3,806,924
     26,000   Remy Cointreau SA ..............................        1,883,386
    300,000   Sara Lee Corp. .................................        5,007,000
    100,000   Tesco plc ......................................          898,703
    200,000   The Coca-Cola Co. ..............................       11,494,000
     45,000   The Hershey Co. ................................        2,088,450
      2,000   The J.M. Smucker Co. ...........................          106,840

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

    118,820   Tootsie Roll Industries Inc. ...................   $    3,152,295
    170,000   Wm. Wrigley Jr. Co. ............................       10,919,100
     42,500   Wm. Wrigley Jr. Co., Cl. B .....................        2,703,425
    550,000   YAKULT HONSHA Co. Ltd. .........................       12,521,221
                                                                 --------------
                                                                    244,293,116
                                                                 --------------
              FINANCIAL SERVICES -- 9.4%
     62,000   ABG Sundal Collier ASA .........................          164,452
      7,000   Allianz SE .....................................        1,635,486
    575,000   American Express Co. ...........................       34,137,750
     50,000   American International Group Inc. ..............        3,382,500
     10,000   Ameriprise Financial Inc. ......................          631,100
     19,452   Argo Group International
                 Holdings Ltd.+ ..............................          846,357
     95,000   Aviva plc ......................................        1,430,559
    158,600   AXA Asia Pacific Holdings Ltd. .................        1,097,724
     90,000   Banco Santander SA, ADR ........................        1,737,900
        246   Berkshire Hathaway Inc., Cl. A+ ................       29,153,460
      7,500   Calamos Asset
                 Management Inc., Cl. A ......................          211,725
    310,000   Citigroup Inc. .................................       14,467,700
    155,000   Commerzbank AG, ADR ............................        6,275,749
    148,000   Deutsche Bank AG ...............................       19,001,720
      5,000   Fortress Investment
                 Group LLC, Cl. A ............................          106,600
     20,000   H&R Block Inc. .................................          423,600
     25,000   Interactive Brokers
                 Group Inc., Cl. A+ ..........................          656,500
    180,000   Janus Capital Group Inc. .......................        5,090,400
     52,000   JPMorgan Chase & Co. ...........................        2,382,640
    260,000   Landesbank Berlin Holding AG ...................        2,509,946
     42,000   Legg Mason Inc. ................................        3,540,180
    133,000   Leucadia National Corp. ........................        6,413,260
    265,000   Marsh & McLennan
                 Companies Inc. ..............................        6,757,500
     65,000   Moody's Corp. ..................................        3,276,000
     30,000   Nuveen Investments Inc., Cl. A .................        1,858,200
      2,500   Prudential Financial Inc. ......................          243,950
     25,000   Schroders plc ..................................          709,448
     55,000   Standard Chartered plc .........................        1,800,475
     80,000   State Street Corp. .............................        5,452,800
     20,000   SunTrust Banks Inc. ............................        1,513,400
    150,000   T. Rowe Price Group Inc. .......................        8,353,500
      5,000   The Allstate Corp. .............................          285,950
    146,038   The Bank of New York
                 Mellon Corp. ................................        6,446,117
      2,000   The Blackstone Group LP+ .......................           50,160
     44,500   The Charles Schwab Corp. .......................          961,200
     18,000   The Dun & Bradstreet Corp. .....................        1,774,980
    188,000   The Midland Co. ................................       10,332,480

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
    135,000   The Phoenix Companies Inc. .....................   $    1,904,850
     80,000   The Shizuoka Bank Ltd. .........................          777,260
      3,000   The Travelers Companies Inc. ...................          151,020
     25,000   UBS AG .........................................        1,344,213
    150,000   UniCredito Italiano SpA ........................        1,283,349
    100,000   Waddell & Reed Financial Inc., Cl. A ...........        2,703,000
     50,000   Westpac Banking Corp. ..........................        1,264,475
                                                                 --------------
                                                                    194,541,635
                                                                 --------------
              ENERGY AND UTILITIES -- 7.3%
      5,000   AGL Resources Inc. .............................          198,100
     70,000   Allegheny Energy Inc.+ .........................        3,658,200
     70,000   Apache Corp. ...................................        6,304,200
    800,000   Aquila Inc.+ ...................................        3,208,000
     90,000   BP plc .........................................        1,044,991
    247,000   BP plc, ADR ....................................       17,129,450
    105,000   CH Energy Group Inc. ...........................        5,019,000
    770,000   China Petroleum &
                 Chemical Corp., Cl. H .......................          961,776
     70,000   CMS Energy Corp. ...............................        1,177,400
    315,000   ConocoPhillips .................................       27,647,550
      8,000   Constellation Energy Group Inc. ................          686,320
     60,000   DPL Inc. .......................................        1,575,600
     14,000   DTE Energy Co. .................................          678,160
    230,000   Duke Energy Corp. ..............................        4,298,700
    270,000   El Paso Corp. ..................................        4,581,900
    280,000   El Paso Electric Co.+ ..........................        6,476,400
     50,000   Energy East Corp. ..............................        1,352,500
     80,000   Exxon Mobil Corp. ..............................        7,404,800
     20,000   FPL Group Inc. .................................        1,217,600
    210,000   Halliburton Co. ................................        8,064,000
     32,000   Imperial Oil Ltd. ..............................        1,585,764
     20,000   Marathon Oil Corp. .............................        1,140,400
     10,000   Mirant Corp.+ ..................................          406,800
    140,000   Mirant Corp., Escrow+ (a) ......................                0
      2,000   Niko Resources Ltd., New York ..................          195,546
      1,000   Niko Resources Ltd., Toronto ...................           97,773
     10,000   NiSource Inc. ..................................          191,400
    240,000   Northeast Utilities ............................        6,856,800
     20,000   Oceaneering International Inc.+ ................        1,516,000
      2,000   PetroChina Co. Ltd., ADR .......................          370,220
     27,000   Petroleo Brasileiro SA, ADR ....................        2,038,500
    100,000   Progress Energy Inc., CVO+ (a) .................           33,000
     65,000   Saipem SpA .....................................        2,773,175
      5,000   SJW Corp. ......................................          170,700
     20,000   Southwest Gas Corp. ............................          565,800
    115,000   Spectra Energy Corp. ...........................        2,815,200
     60,000   The AES Corp.+ .................................        1,202,400

  SHARES/                                                            MARKET
   UNITS                                                              VALUE
-----------                                                      --------------

     24,128  Total SA ........................................   $    1,961,783
    245,000  TXU Corp. .......................................       16,775,150
    270,000  Westar Energy Inc. ..............................        6,631,200
                                                                 --------------
                                                                    150,012,258
                                                                 --------------
              TELECOMMUNICATIONS -- 6.4%
     10,000   Alltel Corp. ...................................          696,800
    255,000   BCE Inc. .......................................       10,212,750
     16,000   Bell Aliant Regional Communications
                 Income Fund (a)(b) ..........................          515,397
     30,000   Brasil Telecom
                 Participacoes SA, ADR .......................        2,238,600
  1,700,000   BT Group plc ...................................       10,678,043
  4,440,836   Cable & Wireless Jamaica Ltd.+ (c) .............           49,276
    850,000   Cincinnati Bell Inc.+ ..........................        4,199,000
     90,000   Citizens Communications Co. ....................        1,288,800
    110,000   Compania de Telecomunicaciones
                 de Chile SA, ADR ............................          905,300
    168,000   Deutsche Telekom AG, ADR .......................        3,297,840
      5,000   France Telecom SA, ADR .........................          167,200
    100,000   Koninklijke KPN NV .............................        1,735,373
    540,000   Qwest Communications
                 International Inc.+ .........................        4,946,400
    550,000   Sprint Nextel Corp. ............................       10,450,000
    186,554   Tele Norte Leste
                 Participacoes SA, ADR .......................        4,190,003
     60,000   Tele2 AB, Cl. B ................................        1,296,535
     48,000   Telecom Argentina SA, ADR+ .....................        1,178,400
  1,470,000   Telecom Italia SpA .............................        4,470,013
    230,000   Telefonica SA, ADR .............................       19,269,400
     62,000   Telefonos de Mexico SAB de CV,
                 Cl. L, ADR ..................................        2,037,940
    254,000   Telephone & Data Systems Inc. ..................       16,954,500
    368,000   Telephone & Data Systems Inc.,
                 Special .....................................       22,816,000
     15,000   TELUS Corp. ....................................          867,139
    180,000   Verizon Communications Inc. ....................        7,970,400
      5,169   Windstream Corp. ...............................           72,986
                                                                 --------------
                                                                    132,504,095
                                                                 --------------
              DIVERSIFIED INDUSTRIAL -- 6.4%
     20,000   Acuity Brands Inc. .............................        1,009,600
    164,000   Ampco-Pittsburgh Corp. .........................        6,458,320
    155,000   Baldor Electric Co. ............................        6,192,250
     24,000   Bayer AG .......................................        1,910,308
     25,000   Bouygues SA ....................................        2,156,383
    247,000   Cooper Industries Ltd., Cl. A ..................       12,619,230
    260,000   Crane Co. ......................................       12,472,200
     77,500   CRH plc ........................................        3,077,721
    400,000   Enodis plc .....................................        1,428,104

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL (CONTINUED)
    150,000   General Electric Co. ...........................   $    6,210,000
    215,000   Greif Inc., Cl. A ..............................       13,046,200
     18,000   Greif Inc., Cl. B ..............................        1,017,000
    450,000   Honeywell International Inc. ...................       26,761,500
    253,000   ITT Corp. ......................................       17,186,290
    101,000   Park-Ohio Holdings Corp.+ ......................        2,620,950
      1,000   Pentair Inc. ...................................           33,180
      2,000   Sulzer AG ......................................        2,868,800
     30,000   Technip SA .....................................        2,682,200
     72,000   The Lamson & Sessions Co.+ .....................        1,941,120
     75,000   Trinity Industries Inc. ........................        2,815,500
    160,000   Tyco International Ltd. ........................        7,094,400
                                                                 --------------
                                                                    131,601,256
                                                                 --------------
              CABLE AND SATELLITE -- 5.3%
  1,550,000   Cablevision Systems Corp., Cl. A+ ..............       54,157,000
     65,000   Comcast Corp., Cl. A+ ..........................        1,571,700
    127,500   Comcast Corp., Cl. A, Special+ .................        3,054,900
     55,000   EchoStar Communications
                 Corp., Cl. A+ ...............................        2,574,550
    156,770   Liberty Global Inc., Cl. A+ ....................        6,430,705
    139,001   Liberty Global Inc., Cl. C+ ....................        5,373,779
    565,690   Rogers Communications Inc.,
                 Cl. B, New York .............................       25,755,866
     19,310   Rogers Communications Inc.,
                 Cl. B, Toronto ..............................          879,060
    160,000   Shaw Communications Inc.,
                 Cl. B, New York .............................        3,974,400
     40,000   Shaw Communications Inc.,
                 Cl. B, Toronto ..............................          993,314
    150,000   The DIRECTV Group Inc.+ ........................        3,642,000
                                                                 --------------
                                                                    108,407,274
                                                                 --------------
              HEALTH CARE -- 4.5%
      8,000   Abbott Laboratories ............................          428,960
    100,000   Advanced Medical Optics Inc.+ ..................        3,059,000
     14,046   Allergan Inc. ..................................          905,546
      7,000   Alpharma Inc., Cl. A ...........................          149,520
     52,000   Amgen Inc.+ ....................................        2,941,640
     19,146   AstraZeneca plc ................................          959,662
     26,000   Biogen Idec Inc.+ ..............................        1,724,580
    150,000   Boston Scientific Corp.+ .......................        2,092,500
    135,000   Bristol-Myers Squibb Co. .......................        3,890,700
     12,000   Cochlear Ltd. ..................................          830,135
     45,000   Covidien Ltd.+ .................................        1,867,500
    200,000   Dade Behring Holdings Inc. .....................       15,270,000
     45,036   GlaxoSmithKline plc ............................        1,195,100
      4,000   GlaxoSmithKline plc, ADR .......................          212,800

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

     30,000   Henry Schein Inc.+ .............................   $    1,825,200
     30,000   Hospira Inc.+ ..................................        1,243,500
     40,000   Invitrogen Corp.+ ..............................        3,269,200
     20,000   Johnson & Johnson ..............................        1,314,000
     95,000   Merck & Co. Inc. ...............................        4,910,550
      2,000   Nobel Biocare Holding AG .......................          541,550
     39,000   Novartis AG ....................................        2,152,244
    105,000   Novartis AG, ADR ...............................        5,770,800
    430,000   Pfizer Inc. ....................................       10,504,900
     16,400   Roche Holding AG ...............................        2,973,623
     10,000   Sanofi-Aventis .................................          846,725
    100,000   Schering-Plough Corp. ..........................        3,163,000
     80,000   Smith & Nephew plc .............................          977,985
     50,000   SSL International plc ..........................          434,774
      5,250   Straumann Holding AG ...........................        1,474,554
     12,500   Synthes Inc. ...................................        1,398,969
     19,000   Takeda Pharmaceutical Co. Ltd. .................        1,336,525
     40,000   UnitedHealth Group Inc. ........................        1,937,200
     82,000   William Demant Holding A/S+ ....................        7,246,504
    100,000   Wyeth ..........................................        4,455,000
      3,500   Zimmer Holdings Inc.+ ..........................          283,465
                                                                 --------------
                                                                     93,587,911
                                                                 --------------
              CONSUMER PRODUCTS -- 4.4%
     20,000   Altadis SA .....................................        1,407,121
     84,000   Avon Products Inc. .............................        3,152,520
     42,000   Christian Dior SA ..............................        5,374,496
     15,000   Church & Dwight Co. Inc. .......................          705,600
     32,000   Clorox Co. .....................................        1,951,680
     69,000   Compagnie Financiere
                 Richemont SA, Cl. A .........................        4,572,343
    114,000   Energizer Holdings Inc.+ .......................       12,636,900
     60,000   Fortune Brands Inc. ............................        4,889,400
      2,000   Givaudan SA ....................................        1,848,400
     60,000   Hanesbrands Inc.+ ..............................        1,683,600
     32,000   Harley-Davidson Inc. ...........................        1,478,720
      2,000   Jarden Corp.+ ..................................           61,880
     45,000   Lenox Group Inc.+ ..............................          216,000
     15,000   Matsushita Electric Industrial
                 Co. Ltd., ADR ...............................          278,250
     15,000   Mattel Inc. ....................................          351,900
     21,000   National Presto Industries Inc. ................        1,113,000
      2,500   Nintendo Co. Ltd. ..............................        1,301,528
     10,000   Oil-Dri Corp. of America .......................          184,000
    300,000   Procter & Gamble Co. ...........................       21,102,000
     60,000   Reckitt Benckiser plc ..........................        3,525,657
     30,000   Svenska Cellulosa
                 Aktiebolaget, Cl. B .........................          559,814
  1,000,000   Swedish Match AB ...............................       20,794,215
     37,500   The Swatch Group AG ............................        2,401,224
                                                                 --------------
                                                                     91,590,248
                                                                 --------------

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT -- 4.3%
    100,000   Aruze Corp. ....................................   $    4,457,406
     32,000   Canal+ Groupe ..................................          356,372
      2,002   Chestnut Hill Ventures+ (a) ....................           91,115
    269,000   Discovery Holding Co., Cl. A+ ..................        7,760,650
      3,000   DreamWorks Animation SKG
                 Inc., Cl. A+ ................................          100,260
     79,500   EMI Group plc, ADR .............................          830,775
    600,603   Gemstar-TV Guide
                 International Inc.+ .........................        4,180,197
    615,000   Grupo Televisa SA, ADR .........................       14,864,550
        125   Live Nation Inc.+ ..............................            2,656
     43,000   Pinnacle Entertainment Inc.+ ...................        1,170,890
    100,000   Publishing and Broadcasting Ltd. ...............        1,748,081
  1,150,000   Rank Group plc .................................        3,805,805
     12,000   Regal Entertainment Group, Cl. A ...............          263,400
     75,000   Six Flags Inc.+ ................................          259,500
     75,000   The Walt Disney Co. ............................        2,579,250
    810,000   Time Warner Inc. ...............................       14,871,600
     90,000   Tokyo Broadcasting System Inc. .................        2,522,962
     20,200   Triple Crown Media Inc.+ .......................          124,634
    365,000   Viacom Inc., Cl. A+ ............................       14,216,750
    333,900   Vivendi ........................................       14,093,228
                                                                 --------------
                                                                     88,300,081
                                                                 --------------
              PUBLISHING -- 3.8%
    100,000   Dow Jones & Co. Inc. ...........................        5,970,000
      9,000   Idearc Inc. ....................................          283,230
    348,266   Independent News & Media plc ...................        1,296,146
     20,000   McClatchy Co., Cl. A ...........................          399,600
    320,000   Media General Inc., Cl. A ......................        8,803,200
    122,000   Meredith Corp. .................................        6,990,600
  1,570,000   News Corp., Cl. A ..............................       34,524,300
     20,000   News Corp., Cl. B ..............................          467,800
     63,666   PRIMEDIA Inc. ..................................          893,871
    261,319   SCMP Group Ltd. ................................           87,399
     66,585   Seat Pagine Gialle SpA .........................           37,124
    160,000   The E.W. Scripps Co., Cl. A ....................        6,720,000
    182,000   The McGraw-Hill Companies Inc. .................        9,265,620
     55,000   The New York Times Co., Cl. A ..................        1,086,800
     19,030   Tribune Co. ....................................          519,900
                                                                 --------------
                                                                     77,345,590
                                                                 --------------
              EQUIPMENT AND SUPPLIES -- 3.3%
    265,000   AMETEK Inc. ....................................       11,453,300
      4,000   Amphenol Corp., Cl. A ..........................          159,040
     50,000   Assa Abloy AB, Cl. B ...........................        1,037,771
     94,000   CIRCOR International Inc. ......................        4,268,540
    194,900   Donaldson Co. Inc. .............................        8,139,024

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

     60,000   Fedders Corp.+ .................................   $        2,760
    110,000   Flowserve Corp. ................................        8,379,800
     23,000   Franklin Electric Co. Inc. .....................          945,530
     90,000   Gerber Scientific Inc.+ ........................          976,500
     75,000   GrafTech International Ltd.+ ...................        1,338,000
    315,000   IDEX Corp. .....................................       11,462,850
     40,000   Ingersoll-Rand Co. Ltd., Cl. A .................        2,178,800
    103,000   Lufkin Industries Inc. .........................        5,667,060
     11,000   Mueller Industries Inc. ........................          397,540
      2,000   Sealed Air Corp. ...............................           51,120
     70,000   Tenaris SA, ADR ................................        3,683,400
      4,000   The Manitowoc Co. Inc. .........................          177,120
    100,000   The Weir Group plc .............................        1,686,922
    190,000   Watts Water Technologies
                 Inc., Cl. A .................................        5,833,000
                                                                 --------------
                                                                     67,838,077
                                                                 --------------
              AVIATION: PARTS AND SERVICES -- 3.0%
    370,000   Curtiss-Wright Corp. ...........................       17,575,000
    200,000   GenCorp Inc.+ ..................................        2,392,000
    100,000   Precision Castparts Corp. ......................       14,798,000
     73,000   Sequa Corp., Cl. A+ ............................       12,101,940
     84,600   Sequa Corp., Cl. B+ ............................       14,085,900
    220,000   The Fairchild Corp., Cl. A+ ....................          440,000
                                                                 --------------
                                                                     61,392,840
                                                                 --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.4%
      1,000   BERU AG ........................................          104,094
     43,000   BorgWarner Inc. ................................        3,935,790
    182,000   CLARCOR Inc. ...................................        6,226,220
    230,000   Dana Corp.+ ....................................           44,850
     82,500   Earl Scheib Inc.+ ..............................          309,375
    340,000   Genuine Parts Co. ..............................       17,000,000
     70,000   Johnson Controls Inc. ..........................        8,267,700
    130,000   Midas Inc.+ ....................................        2,453,100
    317,500   Modine Manufacturing Co. .......................        8,451,850
    180,000   Proliance International Inc.+ ..................          379,800
    175,000   Standard Motor Products Inc. ...................        1,645,000
     35,000   Superior Industries International Inc. .........          759,150
                                                                 --------------
                                                                     49,576,929
                                                                 --------------
              HOTELS AND GAMING -- 2.1%
      1,200   Accor SA .......................................          106,535
    190,000   Gaylord Entertainment Co.+ .....................       10,111,800
     70,000   Harrah's Entertainment Inc. ....................        6,085,100
     20,000   Home Inns & Hotels
                 Management Inc., ADR+ .......................          696,000
     46,160   InterContinental Hotels Group plc ..............          916,570
  1,294,116   Ladbrokes plc ..................................       11,431,676
      6,000   Las Vegas Sands Corp.+ .........................          800,520

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING (CONTINUED)
  3,761,000   Mandarin Oriental International Ltd. ...........   $    8,462,250
     14,000   MGM Mirage+ ....................................        1,252,160
     16,000   Orient-Express Hotels Ltd., Cl. A ..............          820,320
     34,000   Starwood Hotels &
                 Resorts Worldwide Inc. ......................        2,065,500
                                                                 --------------
                                                                     42,748,431
                                                                 --------------
              BROADCASTING -- 2.1%
     95,000   British Sky Broadcasting Group plc .............        1,350,867
    415,000   CBS Corp., Cl. A ...............................       13,076,650
      6,143   Citadel Broadcasting Corp. .....................           25,555
    300,000   Clear Channel Communications Inc. ..............       11,232,000
      2,000   Cogeco Inc. ....................................           76,007
     13,333   Corus Entertainment Inc.,
                 Cl. B, New York .............................          633,051
      3,333   Corus Entertainment Inc.,
                 Cl. B, Toronto ..............................          157,795
    120,000   Gray Television Inc. ...........................        1,018,800
     27,000   Gray Television Inc., Cl. A ....................          231,930
     77,000   Liberty Media Corp. - Capital, Cl. A+ ..........        9,611,910
     85,000   Lin TV Corp., Cl. A+ ...........................        1,105,850
    120,000   Mediaset SpA ...................................        1,238,860
     29,000   Modern Times Group
                 MTG AB, Cl. B ...............................        1,872,100
    100,000   Television Broadcasts Ltd. .....................          600,732
    110,000   Young Broadcasting Inc., Cl. A+ ................          242,000
                                                                 --------------
                                                                     42,474,107
                                                                 --------------
              MACHINERY -- 1.7%
     20,000   Caterpillar Inc. ...............................        1,568,600
    220,000   Deere & Co. ....................................       32,652,400
      8,000   SMC Corp. ......................................        1,095,547
                                                                 --------------
                                                                     35,316,547
                                                                 --------------
              BUSINESS SERVICES -- 1.5%
      7,050   ACCO Brands Corp.+ .............................          158,202
     18,000   Avis Budget Group Inc.+ ........................          412,020
     30,500   Canon Inc. .....................................        1,664,867
      1,000   CheckFree Corp.+ ...............................           46,540
     20,000   ChoicePoint Inc.+ ..............................          758,400
    101,300   Clear Channel Outdoor
                 Holdings Inc., Cl. A+ .......................        2,583,150
    186,554   Contax Participacoes SA, ADR ...................          275,783
    200,000   G4S plc ........................................          826,582
     57,000   Jardine Matheson Holdings Ltd. .................        1,630,200
     94,000   Landauer Inc. ..................................        4,790,240
    110,000   MasterCard Inc., Cl. A .........................       16,276,700

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

     72,500   Nashua Corp.+ ..................................   $      804,750
     25,000   Secom Co. Ltd. .................................        1,203,587
                                                                 --------------
                                                                     31,431,021
                                                                 --------------
              CONSUMER SERVICES -- 1.5%
    200,000   IAC/InterActiveCorp+ ...........................        5,934,000
    265,131   Liberty Media Corp. -
                 Interactive, Cl. A+ .........................        5,093,166
    760,000   Rollins Inc. ...................................       20,284,400
                                                                 --------------
                                                                     31,311,566
                                                                 --------------
              SPECIALTY CHEMICALS -- 1.5%
     40,000   Ashland Inc. ...................................        2,408,400
      5,400   Ciba Specialty Chemicals AG, ADR ...............          137,172
     20,000   E.I. du Pont de Nemours and Co. ................          991,200
    350,000   Ferro Corp. ....................................        6,993,000
      4,000   FMC Corp. ......................................          208,080
     50,000   H.B. Fuller Co. ................................        1,484,000
    165,000   Hercules Inc. ..................................        3,468,300
     70,000   International Flavors &
                 Fragrances Inc. .............................        3,700,200
    230,000   Omnova Solutions Inc.+ .........................        1,329,400
    275,000   Sensient Technologies Corp. ....................        7,939,250
     15,000   Syngenta AG, ADR ...............................          649,950
    165,000   Tokai Carbon Co. Ltd. ..........................        1,870,283
      4,032   Tronox Inc., Cl. B .............................           36,409
                                                                 --------------
                                                                     31,215,644
                                                                 --------------
              AEROSPACE -- 1.5%
    105,000   Boeing Co. .....................................       11,023,950
     10,000   Lockheed Martin Corp. ..........................        1,084,900
     80,000   Northrop Grumman Corp. .........................        6,240,000
  1,200,000   Rolls-Royce Group plc+ .........................       12,828,382
                                                                 --------------
                                                                     31,177,232
                                                                 --------------
              COMMUNICATIONS EQUIPMENT -- 1.5%
     10,000   Andrew Corp.+ ..................................          138,500
    480,000   Corning Inc. ...................................       11,832,000
     90,000   Motorola Inc. ..................................        1,667,700
    195,000   Nortel Networks Corp.+ .........................        3,311,100
    240,000   Thomas & Betts Corp.+ ..........................       14,073,600
                                                                 --------------
                                                                     31,022,900
                                                                 --------------
              METALS AND MINING -- 1.5%
     70,000   Alcan Inc. .....................................        7,005,600
     22,000   Alcoa Inc. .....................................          860,640
     30,030   Anglo American plc .............................        2,020,801
     89,148   Barrick Gold Corp. .............................        3,590,882
    280,000   Consolidated Minerals Ltd. .....................        1,219,930

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

              COMMON STOCKS (CONTINUED)
              METALS AND MINING (CONTINUED)
     52,500   Harmony Gold Mining Co. Ltd.+ ..................   $      621,758
     35,000   Harmony Gold Mining Co. Ltd.,
                 ADR+ ........................................          416,850
     75,000   Ivanhoe Mines Ltd.+ ............................          978,750
     52,000   New Hope Corp. Ltd. ............................          110,741
    155,000   Newmont Mining Corp. ...........................        6,933,150
     23,000   Rio Tinto plc ..................................        1,989,606
     69,666   Xstrata plc ....................................        4,623,875
                                                                 --------------
                                                                     30,372,583
                                                                 --------------
              WIRELESS COMMUNICATIONS -- 1.2%
     98,000   America Movil SAB de CV,
                 Cl. L, ADR ..................................        6,272,000
     65,000   China Mobile Ltd. ..............................        1,064,402
      8,000   Clearwire Corp., Cl. A+ ........................          195,520
      2,000   NTT DoCoMo Inc. ................................        2,855,526
      3,340   Tele Norte Celular
                 Participacoes SA, ADR+ ......................           48,263
      8,350   Telemig Celular
              Participacoes SA, ADR ..........................          489,310
     32,165   Tim Participacoes SA, ADR ......................        1,304,612
    100,000   United States Cellular Corp.+ ..................        9,820,000
        270   Vivo Participacoes SA+ .........................            2,192
    174,122   Vivo Participacoes SA, ADR .....................          863,645
      5,845   Vivo Participacoes SA, Preference ..............           28,412
     70,000   Vodafone Group plc, ADR ........................        2,541,000
                                                                 --------------
                                                                     25,484,882
                                                                 --------------
              ELECTRONICS -- 1.1%
      5,000   Advanced Micro Devices Inc.+ ...................           66,000
     13,000   Fanuc Ltd. .....................................        1,325,295
      5,000   Hitachi Ltd., ADR ..............................          330,700
    180,000   Intel Corp. ....................................        4,654,800
      4,920   Keyence Corp. ..................................        1,092,239
     80,000   LSI Corp.+ .....................................          593,600
     20,000   Molex Inc., Cl. A ..............................          507,200
      7,500   NEC Corp., ADR .................................           36,386
     38,000   Royal Philips Electronics NV ...................        1,707,720
    265,000   Texas Instruments Inc. .........................        9,696,350
     62,000   Tyco Electronics Ltd. ..........................        2,196,660
                                                                 --------------
                                                                     22,206,950
                                                                 --------------
              ENVIRONMENTAL SERVICES -- 1.1%
     97,500   Republic Services Inc. .........................        3,189,225
    500,000   Waste Management Inc. ..........................       18,870,000
                                                                 --------------
                                                                     22,059,225
                                                                 --------------

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

              AGRICULTURE -- 1.0%
    490,000   Archer-Daniels-Midland Co. .....................   $   16,209,200
     30,000   Monsanto Co. ...................................        2,572,200
     30,000   The Mosaic Co.+ ................................        1,605,600
                                                                 --------------
                                                                     20,387,000
                                                                 --------------
              AUTOMOTIVE -- 0.7%
     50,000   General Motors Corp. ...........................        1,835,000
    125,000   Navistar International Corp.+ ..................        7,712,500
     64,500   PACCAR Inc. ....................................        5,498,625
                                                                 --------------
                                                                     15,046,125
                                                                 --------------
              RETAIL -- 0.7%
    100,000   AutoNation Inc.+ ...............................        1,772,000
      4,000   AutoZone Inc.+ .................................          464,560
     27,000   Coldwater Creek Inc.+ ..........................          293,220
     40,000   Costco Wholesale Corp. .........................        2,454,800
     25,000   CVS Caremark Corp. .............................          990,750
     10,108   Denny's Corp.+ .................................           40,432
     21,500   Hennes & Mauritz AB, Cl. B .....................        1,362,913
     20,000   Macy's Inc. ....................................          646,400
     27,000   Next plc .......................................        1,084,950
     50,000   Sally Beauty Holdings Inc.+ ....................          422,500
     39,800   Seven & I Holdings Co. Ltd. ....................        1,023,889
     20,000   SUPERVALU Inc. .................................          780,200
     30,000   The Great Atlantic & Pacific
                 Tea Co. Inc.+ ...............................          913,800
     10,000   Whole Foods Market Inc. ........................          489,600
     73,000   Woolworths Ltd. ................................        1,924,513
                                                                 --------------
                                                                     14,664,527
                                                                 --------------
              TRANSPORTATION -- 0.6%
    100,000   AMR Corp.+ .....................................        2,229,000
     70,000   Asciano Group+ .................................          557,168
    165,000   GATX Corp. .....................................        7,053,750
     15,000   Grupo TMM SA, Cl. A, ADR+ ......................           47,400
     50,000   Laidlaw International Inc. .....................        1,761,000
     70,000   Toll Holdings Ltd. .............................          814,322
                                                                 --------------
                                                                     12,462,640
                                                                 --------------
              REAL ESTATE -- 0.4%
     70,000   Cheung Kong (Holdings) Ltd. ....................        1,154,383
     55,500   Griffin Land & Nurseries Inc.+ .................        2,026,860
    140,000   Guangzhou R&F Properties
                 Co. Ltd., Cl. H .............................          660,934
    150,000   The St. Joe Co. ................................        5,041,500
                                                                 --------------
                                                                      8,883,677
                                                                 --------------

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

              COMMON STOCKS (CONTINUED)
              CLOSED-END FUNDS -- 0.4%
     31,500   Royce Value Trust Inc. .........................   $      608,580
    104,000   The Central Europe and
                 Russia Fund Inc. ............................        5,825,040
     70,000   The New Germany Fund Inc. ......................        1,230,600
                                                                 --------------
                                                                      7,664,220
                                                                 --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.3%
     10,000   Check Point Software
                 Technologies Ltd.+ ..........................          251,800
     24,100   Square Enix Co. Ltd. ...........................          797,284
     25,256   Telecom Italia Media SpA+ ......................            9,849
    165,000   Yahoo! Inc.+ ...................................        4,428,600
      2,000   Yahoo! Japan Corp. .............................          757,411
                                                                 --------------
                                                                      6,244,944
                                                                 --------------
              PAPER AND FOREST PRODUCTS -- 0.2%
    112,000   Pactiv Corp.+ ..................................        3,209,920
                                                                 --------------
              MANUFACTURED HOUSING AND
              RECREATIONAL VEHICLES -- 0.2%
     70,000   Champion Enterprises Inc.+ .....................          768,600
     50,000   Fleetwood Enterprises Inc.+ ....................          427,500
     31,000   Huttig Building Products Inc.+ .................          166,780
      7,000   Martin Marietta Materials Inc. .................          934,850
     10,000   Nobility Homes Inc. ............................          190,000
     20,000   Skyline Corp. ..................................          601,600
                                                                 --------------
                                                                      3,089,330
                                                                 --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
      2,000   Camden Property Trust ..........................          128,500
      2,187   Prosperity REIT ................................              464
     24,984   Rayonier Inc. ..................................        1,200,232
                                                                 --------------
                                                                      1,329,196
                                                                 --------------
              TOTAL COMMON STOCKS ............................    1,960,793,977
                                                                 --------------

              CONVERTIBLE PREFERRED STOCKS -- 0.2%
              AEROSPACE -- 0.1%
     13,500   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B .....................        1,950,075
                                                                 --------------

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------

              TELECOMMUNICATIONS -- 0.1%
     25,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B .....................   $    1,137,250
                                                                 --------------
              TOTAL CONVERTIBLE
                 PREFERRED STOCKS ............................        3,087,325
                                                                 --------------

 PRINCIPAL
   AMOUNT
-----------

              CONVERTIBLE CORPORATE BONDS -- 0.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$ 1,000,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 ............................          957,500
                                                                 --------------
              AEROSPACE -- 0.0%
    605,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12 ............................          894,644
                                                                 --------------
              CONSUMER PRODUCTS -- 0.0%
  1,000,000   Pillowtex Corp., Sub. Deb. Cv.,
                 9.000%, 12/15/07 (a) ........................                0
                                                                 --------------
              TOTAL CONVERTIBLE
                 CORPORATE BONDS .............................        1,852,144
                                                                 --------------

  SHARES
-----------
              WARRANTS -- 0.0%
              ENERGY AND UTILITIES -- 0.0%
     12,183   Mirant Corp., Ser. A,
                 expire 01/03/11+ ............................          258,889
                                                                 --------------

 PRINCIPAL
   AMOUNT
-----------

              SHORT-TERM OBLIGATIONS -- 4.4%
              REPURCHASE AGREEMENTS -- 4.1%
$51,580,000   Barclays Capital Inc.,
                 3.900%, dated 09/28/07,
                 due 10/01/07,
                 proceeds at maturity,
                 $51,596,764 (d) .............................       51,580,000
 33,000,000   Daiwa Securities America Inc.,
                 3.850%, dated 09/28/07,
                 due 10/01/07,
                 proceeds at maturity,
                 $33,010,588 (e) .............................       33,000,000
                                                                 --------------
                                                                     84,580,000
                                                                 --------------

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
-----------                                                      --------------

              SHORT-TERM OBLIGATIONS (CONTINUED)
              U.S. TREASURY BILLS -- 0.3%
$ 5,500,000   U.S. Treasury Bills,
                 3.684% to 4.065%++,
                 12/27/07 to 03/20/08 (f) ....................   $    5,421,826
                                                                 --------------
              TOTAL SHORT-TERM
                 OBLIGATIONS .................................       90,001,826
                                                                 --------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $1,418,283,991) .....................................   $2,055,994,161
                                                                 ==============

---------------
           Aggregate book cost ...............................   $1,418,283,991
                                                                 ==============
           Gross unrealized appreciation .....................   $  703,533,342
           Gross unrealized depreciation .....................      (65,823,172)
                                                                 --------------
           Net unrealized appreciation (depreciation) ........   $  637,710,170
                                                                 ==============

 NUMBER OF                                          EXPIRATION     UNREALIZED
 CONTRACTS                                             DATE       DEPRECIATION
-----------                                         ----------   --------------

              FUTURES CONTRACTS -- SHORT POSITION
        250   S & P 500 Index Futures ...........    12/20/07    $   (2,512,500)
                                                                 ==============

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of fair valued securities amounted to $639,512 or 0.03% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of the Rule 144A security amounted to $515,397 or 0.03% of total investments.

(c) At September 30, 2007, the Fund held an investment in a restricted security amounting to $49,276 or 0.00% of total investments, which was valued under methods approved by the Board as follows:

                                                                                   09/30/07
ACQUISITION                                         ACQUISITION   ACQUISITION   CARRYING VALUE
   SHARES     ISSUER                                    DATE          COST          PER UNIT
-----------   ------                                -----------   -----------   --------------
 4,440,836    Cable & Wireless Jamaica Ltd. .....     03/29/01      $101,639        $0.0111

(d) Collateralized by $49,285,000 U.S. Treasury Bond, 5.25%, due 11/15/28, market value $52,611,600.

(e) Collateralized by $10,347,000 and $23,000,000 U.S. Treasury Notes, 4.875% and 3.375%, due 10/31/08 and 10/15/09, market value $10,631,543 and
      $23,028,075, respectively.

(f) At September 30, 2007, $5,500,000 of the principal amount was pledged as collateral for futures contracts.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depository Receipt

CVO   Contingent Value Obligation

                                                        % OF
                                                       MARKET        MARKET
                                                        VALUE         VALUE
                                                       ------    --------------
GEOGRAPHIC DIVERSIFICATION
North America .....................................      76.6%   $1,574,024,705
Europe ............................................      16.3       335,712,241
Latin America .....................................       3.1        64,409,265
Japan .............................................       2.7        56,163,182
Asia/Pacific ......................................       1.2        24,646,160
South Africa ......................................       0.1         1,038,608
                                                       ------    --------------
                                                        100.0%   $2,055,994,161
                                                       ======    ==============

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

--------------------------------------------------------------------------------

                          THE GABELLI EQUITY TRUST INC.
                            AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Equity Trust Inc. (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o     INFORMATION   ABOUT  YOUR   TRANSACTIONS   WITH  US.  This  would  include
      information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                     [This page intentionally left blank.]

                             DIRECTORS AND OFFICERS
                         THE GABELLI EQUITY TRUST INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS
Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

Dr. Thomas E. Bratter
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Arthur V. Ferrara
   FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GUARDIAN LIFE INSURANCE COMPANY OF AMERICA

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS
Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

James E. McKee
   SECRETARY

Agnes Mullady
   TREASURER

LoAn P. Nguyen
   VICE PRESIDENT & OMBUDSMAN

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
Mellon Trust of New England, N.A.

COUNSEL
Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                                                         5.875%         6.20%
                                         Common        Preferred      Preferred
                                       ----------      ---------      ----------
NYSE-Symbol:                               GAB           GAB PrD        GAB PrF
Shares Outstanding:                    170,948,248      2,949,700      6,000,000

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its Series D and Series F Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE GABELLI EQUITY TRUST INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                            THIRD QUARTER REPORT
                                                            SEPTEMBER 30, 2007

                                                                     GAB Q3/2007

--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Equity Trust Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 29, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       November 29, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.